PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
PRINCIPAL ACCOUNTING POLICIES
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

	As of December 31, 2021
			Non-
	Active market	Observable input	observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	753,164	753,164
Liabilities
Put right liabilities	—	—	96,911	96,911

	As of December 31, 2022
			Non-
	Active market	Observable input	observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	235,429	235,429
Liabilities
Put right liabilities	—	—	88,687	88,687

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability

	Short-term	Put right
	investments	liabilities
Fair value of Level 3 financial assets and liabilities as of December 31, 2020	31,530	116,006
Purchase of short-term and other investments	10,173,314	—
Disposal of short-term and other investments	(9,482,040)	—
Fair value changes	30,360	(16,628)
Currency translation differences	—	(2,467)
Fair value of Level 3 financial assets and liabilities as of December 31, 2021	753,164	96,911
Purchase of short-term and other investments	7,407,332	—
Disposal of short-term and other investments	(7,911,518)	—
Recognition of put right liabilities	—	17,729
Fair value changes	(13,549)	(34,260)
Currency translation differences	—	8,307
Fair value of Level 3 financial assets and liabilities as of December 31, 2022	235,429	88,687

Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2021	2022
	RMB	RMB

Cash and cash equivalents	3,523,632	3,214,005
Restricted cash	—	96,764
Total	3,523,632	3,310,769

Summary of Estimated Useful Lives
Laboratory equipment	3 to 10 years
Software	1 to 5 years
Office furniture and equipment	5 years
Delivery equipment	4 years
Leasehold improvements	Lesser of useful life or lease term